Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 33,975	$ 30,512
New or revised provisions	(7,036)	2,823
Accretion expense	699	640
Balance at end of period	$ 27,638	$ 33,975